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CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================








Dear Shareholder:



We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. for the period January 1, 1999 through June 30, 1999.

The Fund had net assets of $274,173,287 and 790 active shareholders as of June 30, 1999.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff




Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity             Value            Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (20.60%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  California Community College Trust Receipts - Series 1998F            09/30/99  3.35%  $ 15,000,000            A1+
    4,500,000  California State Veterans - Series BJ                                 06/01/00  3.20      4,500,000   VMIG-1   A1+
    4,700,000  City of Placentia, Orange County, CA TRAN - Series 1998 (c)           07/20/99  3.57      4,700,896
    4,570,000  City of Placentia, Orange County, CA TRAN (c)                         06/30/00  3.62      4,573,062
    4,000,000  Davis Joint Unified School District TRAN - Series 1999 - 2000         06/30/00  3.37      4,002,680            SP-1+
    1,352,000  Eureka, CA Hosing Authority (Eureka Senior Housing Bayville) (c)
               Guaranteed by Federal Home Loan Bank                                  07/01/99  3.85      1,352,000
    2,500,000  Merced County, CA TRAN - Series 1999 - 2000                           06/30/00  3.37      2,513,725            SP-1+
   10,000,000  Oakland, CA TRAN                                                      09/30/99  3.11     10,026,322    MIG-1   SP-1+
    3,260,000  Riverside County, CA Val Verde Unified School District                10/26/99  2.99      3,260,702            SP-1+
    2,500,000  Stanislaus County, CA Office of Education TRAN - Series 1998          07/30/99  3.60      2,501,625            SP-1+
    4,000,000  Ventura County, CA TRAN - Series 1999                                 07/06/00  3.21      4,031,400    MIG-1   SP-1+
 ------------                                                                                         ------------
   56,382,000  Total Other Tax Exempt Investments                                                       56,462,412
 ------------                                                                                         ------------
Other Variable Rate Demand Instruments (b) (66.62%)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,600,000  Anaheim, CA COPS (1993 Refunding Projects)
               Insured by AMBAC Indemnity Corp.                                      08/01/19  3.25%  $  6,600,000   VMIG-1   A1+
    3,100,000  California Association for Bay Area Government
               LOC Banque Nationale de Paris                                         10/01/27  3.10      3,100,000            A1
    3,500,000  California EDFA (Fricke-Parks Press, Inc. Project)
               LOC US Bank, N.A.                                                     05/01/23  3.40      3,500,000            A1
    1,500,000  California EDFA IDRB (Kuhnash Properties/Arkay Plastics Project) (c)
               LOC PNC Bank, N.A.                                                    04/01/17  3.45      1,500,000
    5,000,000  California HFA (Adventist Insured Hospital Project)
               Insured by MBIA Insurance Co.                                         09/01/28  3.10      5,000,000   VMIG-1   A1+
    1,900,000  California HFA (Adventist Insured Hospital Project)
               Insured by MBIA Insurance Co.                                         09/01/15  3.10      1,900,000   VMIG-1   A1+
      400,000  California HEFA (Sutter Health) - Series 1990B
               LOC Morgan Guaranty Trust Company                                     03/01/20  2.90        400,000   VMIG-1   A1+
    2,000,000  California PCFA (Pacific Gas & Electric)
               LOC Morgan Guaranty Trust Company                                     11/01/26  3.30      2,000,000            A1+
      500,000  California PCFA (Pacific Gas & Electric) - Series A
               LOC Toronto Dominion Bank                                             12/01/18  3.10        500,000            A1+
    1,000,000  California PCFA (Pacific Gas & Electric) - Series F
               LOC Banque Nationale de Paris                                         11/01/26  3.10      1,000,000            A1+
    1,500,000  California PCRB (Pacific Gas & Electric)
               LOC Rabobank Nederland                                                12/01/16  3.20      1,500,000            A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                Maturity           Value            Standard
   Amount                                                                                 Date    Yield   (Note 1)  Moody's & Poor's
   ------                                                                                 ----    -----    ------   -------  -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 8,900,000 California PCRB (Pacific Gas & Electric) (c)
             LOC Union Bank of Switzerland                                               11/01/26  3.30% $ 8,900,000
   6,500,000 California PCRB (Pacific Gas & Electric) - Series 1996C
             LOC Bank of America                                                         11/01/26  3.00    6,500,000          A1+
   5,300,000 California M-S-R Public Power Agency (San Juan Lien Project)
             Insured by MBIA Insurance Co.                                               07/01/22  3.05    5,300,000  VMIG-1  A1+
   5,300,000 California State EDFA IDRB (Independent Systems)
             LOC Bank of America                                                         04/01/08  3.05    5,300,000  VMIG-1  A1+
   2,000,000 California State EDFA IDRB (Standard Abrasives Manufacturing Project)
             LOC Bank of America                                                         03/01/23  3.40    2,000,000          A1+
   6,000,000 California Statewide Communities Development (House Ear Institute)
             LOC Morgan Guaranty Trust Company                                           12/01/18  3.10    6,000,000          A1+
   2,855,000 California Statewide Communities Development (John Muir/Mount Diablo Health)
             Insured by AMBAC Indemnity Corp.                                            08/15/27  3.75    2,855,000  VMIG-1  A1+
   2,000,000 California Statewide Communities Development (Karcher Properties)
             LOC Bayerische HypoVereins Bank, A.G.                                       12/01/19  3.25    2,000,000  VMIG-1
   1,200,000 Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
             LOC Bank of America                                                         06/01/11  3.05    1,200,000  VMIG-1
   2,000,000 Clipper, CA Tax Exempt Trust COPS - Series 1996-1 Class A
             Insured by MBIA Insurance Co.                                               07/04/00  3.62    2,000,000    Aaa   AAA
   6,300,000 Contra Costa County, CA MHRB (Riverside Apartments Project) - Series 1992
             Guaranteed by Fannie Mae                                                    11/15/22  3.20    6,300,000          A1+
   1,000,000 Freemont, CA COPS (Family Resource Center Finance Project)
             LOC Kredietbank                                                             08/01/28  3.45    1,000,000          A1+
   2,945,000 Freemont, CA MHRB (Mission Wells Project) - Series 1985E
             LOC Bayerische Landesbank Girozentrale                                      09/01/14  3.45    2,945,000          A1+
   1,400,000 Fullerton, CA IDA RB (PCL Packaging Inc. Project) - Series 1984
             LOC Bank of Nova Scotia                                                     12/01/04  3.25    1,400,000          A1+
   6,000,000 Hayward, CA MHRB (Barrington Hills) - Series A
             Guaranteed by Fannie Mae                                                    06/15/25  3.20    6,000,000          A1+
   2,500,000 Hemet, CA MHRB (Sunwest Resort Village Project) - Series 1986B
             Guaranteed by Federal Home Loan Bank                                        07/01/06  3.25    2,500,000          A1+
   1,000,000 Irwindale, CA IDRB (TOYS R'US, Inc. Project) - Series 1984 (c)
             LOC Bankers Trust Company                                                   12/01/19  3.82    1,000,000
   1,900,000 Irvine California Public Facility (Infrastructure Authority Lease Capital)
             LOC Bayerische HypoVereins Bank, A.G.                                       11/01/10  3.40    1,900,000  VMIG-1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                Maturity           Value            Standard
   Amount                                                                                 Date   Yield    (Note 1)  Moody's & Poor's
   ------                                                                                 ----   -----     ------   -------  -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000 Irvine Ranch Water District, CA  # 182
             LOC Landesbank Hessen                                                      11/15/13  3.15%  $ 1,500,000          A1+
   3,000,000 Irvine Ranch Water District - Series A
             LOC Bank of America                                                        05/01/09  3.15     3,000,000  VMIG-1  A1+
   1,325,000 Irvine Ranch Water District, CA - Series A
             LOC Toronto Dominion Bank                                                  06/01/15  3.15     1,325,000  VMIG-1  A1+
   1,900,000 Irvine Ranch Water District, CA - Series B
             LOC Landesbank Hessen                                                      10/01/04  3.15     1,900,000          A1+
   1,000,000 Kings County, CA MHRB (Edgewater Isle Apartments) - Series 1996A
             LOC Wells Fargo Bank, N.A.                                                 06/01/07  3.10     1,000,000  VMIG-1
   2,240,000 Los Angeles, CA IDRB (Cereal Food Processors, Inc. Project) - Series 1995
             LOC Commerce Bank                                                          12/01/05  3.65     2,240,000          A1
   1,000,000 Los Angeles, CA Regional Improvement Authority
             (Los Angeles International Airport)
             LOC Wachovia Bank, N.A.                                                    12/01/24  3.85     1,000,000    P1
   1,500,000 Los Angeles, CA MHRB (Coral Wood County Project) - Series 1995D
             LOC Union Bank of California                                               11/01/25  4.00     1,500,000  VMIG-1
   2,990,000 Los Angeles, CA MHRB (Orangewood County Project) - Series 1995C
             LOC Union Bank of California                                               11/01/25  4.00     2,990,000  VMIG-1
   1,500,000 Los Angeles County, Housing Authority MHRB
             (Malibu Meadows Project) - Series 1998B
             Guaranteed by Fannie Mae                                                   04/15/28  3.60     1,500,000          A1+
   3,000,000 Los Angeles County, CA HFA MHRB
             (Sand Canyon Ranch Project) - Series 1985F
             LOC Citibank, N.A.                                                         11/01/06  3.35     3,000,000          A1+
   2,500,000 Los Angeles County, CA IDA (P&C Poultry Distributors) (c)
             LOC Comerica Bank                                                          06/01/23  3.85     2,500,000
   6,700,000 Oakland, CA Joint Powers Financing Authority (Lease Revenues) - Series A-1
             Insured by FSA                                                             08/01/21  3.40     6,700,000  VMIG-1  A1+
   9,950,000 Orange County, CA Sanitation District COPS
             Insured by FGIC                                                            08/01/17  3.05     9,950,000  VMIG-1  A1+
   2,200,000 Orange County, CA Irvine Coast Association District - Series 1988-1
             LOC Societe General & Kredit Bank                                          09/02/18  3.10     2,200,000  VMIG-1  A1+
   1,000,000 Orange County, CA (Radnor/Aragon Corporation)
             LOC Toronto-Dominion Bank                                                  08/01/19  3.82     1,000,000    P1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                Maturity           Value            Standard
   Amount                                                                                 Date   Yield    (Note 1)  Moody's & Poor's
   ------                                                                                 ----   -----     ------   -------  -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,500,000 Otay, CA Water District COPS - Series 1996
             LOC Landesbank Hessen                                                      09/01/26  3.15%  $ 2,500,000  VMIG-1  A1+
     305,000 Oxnard, CA (Channel Island Business Center Project) - Series 1985
             LOC Wells Fargo Bank, N.A.                                                 07/01/05  3.72       305,000  VMIG-1
   2,000,000 Riverside County, CA Housing Authority (Amanda Park Apartment Project)
             Guaranteed by Freddie Mac                                                  01/15/29  3.35     2,000,000  VMIG-1
   2,250,000 Riverside County, CA IDA
             LOC Union Bank of California                                               05/01/24  3.65     2,250,000    P1
   4,500,000 Rohnert Park, CA MHRB (Crossbrook Apartments Project) -  Series 1995A
             Guaranteed by Fannie Mae                                                   06/15/25  3.20     4,500,000          A1+
   5,000,000 Sacramento County, CA MHRB (Shadowood Apartments Project) - Series 1992A
             LOC General Electric Capital Corporation                                   12/01/22  3.45     5,000,000          A1+
   1,900,000 San Bernadino County, CA COPS
             (County Center Refinancing Project) - Series 1996
             LOC Canadian Imperial Bank of Commerce                                     07/01/15  3.30     1,900,000  VMIG-1  A1+
   1,200,000 San Diego, CA IDRB (Kaiser Aerospace & Electric)
             LOC ABN AMRO Bank                                                          10/01/07  3.55     1,200,000    P1
   2,000,000 San Diego, CA MHRB (University Town Center Apartment)
             LOC Bank of America                                                        10/01/15  3.70     2,000,000  VMIG-1
   1,500,000 San Jose, CA MHRB (Siena at Renaissance Square Apartments) - Series 1996A
             LOC Key Bank                                                               12/01/29  3.35     1,500,000  VMIG-1
   3,000,000 Santa Clara County, CA Transit District - Series 1985A
             Insured by AMBAC Indemnity Corp.                                           06/01/15  3.20     3,000,000          AAA
   1,675,000 Santa Clara County, CA MHRB (Grove Garden Apartments) - Series 1997A
             Guaranteed by Fannie Mae                                                   02/15/27  3.60     1,675,000          A1+
   1,000,000 Southern California Metropolitan Water District Waterworks RB - Series B   07/01/28  3.05     1,000,000  VMIG-1  A1+
   2,000,000 Southern California Public Power Authority RB
             (Southern Transmission Project) - Series 1996B
             Insured by FSA                                                             07/01/23  3.10     2,000,000  VMIG-1  A1+
   4,800,000 Southern California Public Power Authority RB
             (Public Power Transmission Project) - Series 1991
             Insured by AMBAC Indemnity Corp.                                           07/01/19  3.25     4,800,000  VMIG-1  A1+
   3,000,000 State of California GO RB
             Insured by MBIA Insurance Co.                                              09/01/21  3.54     3,000,000          A1+
   3,115,000 Town of Windsor MHRB (Oakmount at Windsor Project) - Series A
             LOC Banque Paribas                                                         08/01/25  3.90     3,115,000          A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                                 Maturity            Value          Standard
   Amount                                                                                  Date    Yield    (Note 1) Moody's &Poor's
   ------                                                                                  ----    -----     ------  ------- -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000 Visalia, CA IDRB (Savannah Foods) (c)
              LOC Suntrust Bank                                                            06/01/05 3.70% $  2,500,000
    1,000,000 West Basin Municipal Water District COPS
              (Recycled Water Project-Phase II) - Series 1997C
              LOC Bayerische HypoVereins Bank, A.G.                                        08/01/27 3.05     1,000,000 VMIG-1
    2,000,000 West Basin Municipal Water District COPS (Recycled Water Project - Phase III)
              LOC Bayerische HypoVereins Bank, A.G.                                        08/01/29 3.20     2,000,000 VMIG-1  A1+
 ------------                                                                                             ------------
  182,650,000 Total Other Variable Rate Demand Instruments                                                 182,650,000
 ------------                                                                                             ------------
Put Bonds (d) (4.12%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000 California HFA Single Family Variable Rate Bonds II - Series 1998B
              Insured by FGIC                                                              02/01/00 3.00% $  1,000,000 VMIG-1  SP-1+
    3,745,000 California PCFA PCRB (Chevron USA Incorporated Project) (c)                  11/15/99 3.10     3,745,000
    4,000,000 San Luis Obispo, CA San Luis Coastal Unified School District - Series 1999   06/30/00 3.33     4,033,560         SP-1+
    2,500,000 South Coast Local Education Pooled TRAN
              Insured by MBIA Insurance Co.                                                06/30/00 3.29     2,515,900 MIG-1
 ------------                                                                                             ------------
   11,245,000 Total Put Bonds                                                                               11,294,460
 ------------                                                                                             ------------
Tax Exempt Commercial Paper (7.48%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000 California PCRB (Southern California Edison) - Series B                      07/27/99 3.05% $  4,000,000   P1    A1
    1,500,000 Chula Vista, CA (San Diego Gas & Electric)                                   08/11/99 3.00     1,500,000   P1    A1
    3,000,000 Long Beach, CA Harbor Department - Series A                                  08/11/99 2.85     3,000,000   P1    A1+
    2,000,000 Sacramento Municipal Utilities
              LOC Morgan Guaranty/Bayerische Landesbank/Westdeutsche LB                    08/16/99 3.00     2,000,000         A1+
    7,000,000 San Francisco Bay Area Transit
              LOC Bayerische Landesbank                                                    08/09/99 2.75     7,000,000   P1    A1+
    2,000,000 San Francisco Bay Area Transit
              LOC Bayerische Landesbank                                                    08/10/99 2.80     2,000,000   P1    A1+
    1,000,000 The Regents of the University of California - Series A                       07/27/99 3.05     1,000,000   P1    A1+
 ------------                                                                                             ------------
   20,500,000 Total Tax Exempt Commercial Paper                                                             20,500,000
 ------------                                                                                             ------------
Variable Rate Demand Instruments - Private Placements (b) (2.71%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,625,000 Gene E. Lynn Nursing Home (c)
              LOC Bank of America                                                          12/01/15 4.99% $  3,625,000
    2,350,000 Kent Trust Project - Series 84B (c)
              LOC Comerica Bank                                                            12/01/14 3.87     2,350,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------   -------
Variable Rate Demand Instruments - Private Placements (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,465,000 Nob Hill Venture(City of Morgan Hill) - Series 84 (c)
              LOC Wells Fargo Bank, N.A.                                        12/01/09    3.87%  $  1,465,000
 ------------                                                                                      ------------
    7,440,000 Total Variable Rate Demand Instruments - Private Placements                             7,440,000
 ------------                                                                                      ------------
              Total Investments (101.53%) (Cost $278,346,872+)                                      278,346,872
              Liabilities in Excess of Cash and Other Assets (-1.53%)                              (  4,173,585)
                                                                                                    -----------
              Net Assets (100.00%)                                                                 $274,173,287
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 226,966,935 Shares Outstanding (Note 3)                              $       1.00
                                                                                                   ============
              Class B Shares,  47,218,505 Shares Outstanding (Note 3)                              $       1.00
                                                                                                   ============

              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:
    COPS     =  Certificates of Participations                IDRB     =  Industrial Development Revenue Bond
    EDFA     =  Economic Development Finance Authority        LOC      =  Letter of Credit
    FGIC     =  Financial Guaranteed Insurance Company        MHRB     =  Multi-Family Housing Revenue Bond
    FSA      =  Financial Securities Assurance                PCFA     =  Pollution Control Finance Authority
    GO       =  General Obligation                            PCRB     =  Pollution Control Revenue Bond
    HEFA     =  Health & Educational Facility Authority       RB       =  Revenue Bond
    HFA      =  Housing Finance Agency                        TRAN     =  Tax and Revenue Anticipation Note
    IDA      =  Industrial Development Authority

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)
================================================================================




 INVESTMENT INCOME

 Income:
  Interest......................................................................      $         3,705,047
                                                                                       ------------------
 Expenses: (Note 2)
   Investment management fee....................................................                  367,186
   Administration fee...........................................................                  257,030
   Shareholder servicing fee....................................................                  209,485
   Custodian expenses...........................................................                    8,476
   Shareholder servicing and related shareholder expenses.......................                   82,552
   Legal, compliance and filing fees............................................                   42,992
   Audit and accounting.........................................................                   36,810
   Directors' fees..............................................................                    4,525
   Other........................................................................                    7,339
                                                                                       ------------------
       Total expenses...........................................................                1,016,395
       Less: Expenses paid indirectly (Note 2)..................................      (             4,970)
                                                                                       ------------------
       Net expenses.............................................................                1,011,425
                                                                                       ------------------
 Net investment income..........................................................                2,693,622

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................                    3,459
                                                                                       ------------------
 Increase in net assets from operations.........................................      $         2,697,081
                                                                                       ==================








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                         Six Months
                                                                            Ended                        Year
                                                                        June 30, 1999                    Ended
                                                                         (Unaudited)               December 31, 1998
                                                                          ---------                -----------------
 INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................      $      2,693,622            $       6,003,731
     Net realized gain (loss) on investments....................                 3,459                     -0-
                                                                       ---------------             ----------------
 Increase in net assets from operations.........................             2,697,081                    6,003,731

 Dividends to shareholders from net investment income:
     Class A....................................................      (      2,263,341)*          (       5,213,015)*
     Class B....................................................      (        430,281)*          (         790,716)*
 Capital share transactions (Note 3):
     Class A....................................................            17,037,170                   27,262,242
     Class B....................................................            17,027,114                   15,026,919
                                                                       ---------------             ----------------
     Total increase (decrease)..................................            34,067,743                   42,289,161
 Net assets:
     Beginning of period........................................           240,105,544                  197,816,383
                                                                       ---------------             ----------------
     End of period..............................................      $    274,173,287            $     240,105,544
                                                                       ===============             ================

 * Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $59,078 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $4,970.

3. Capital Stock.

At June 30, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $274,185,440. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Six Months                            Year
Class A                                              Ended                              Ended
-------                                          June 30, 1999                    December 31, 1998
                                                 -------------                    -----------------
 Sold...................................            225,177,321                        453,337,599
 Issued on reinvestment of dividends....              1,729,085                          3,740,509
 Redeemed...............................         (  209,869,236)                    (  429,815,866)
                                                  -------------                      -------------
 Net increase (decrease)................             17,037,170                         27,262,242
                                                  =============                      =============

                                                  Six Months                            Year
Class B                                              Ended                              Ended
-------                                          June 30, 1999                    December 31, 1998
                                                 -------------                    -----------------
 Sold...................................             83,013,287                        143,875,423
 Issued on reinvestment of dividends....                347,066                            699,564
 Redeemed...............................         (   66,333,239)                    (  129,548,068)
                                                  -------------                      -------------
 Net increase (decrease)................             17,027,114                         15,026,919
                                                  =============                      =============

4. Sales of Securities.

Accumulated undistributed realized losses at June 30, 1999 amounted to $12,153. At June 30, 1999 the Fund had tax basis capital losses of $15,612 which may be carried forward to offset future capital gains. Such losses expire December 31, 1999 through December 31, 2002.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 44% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights.
                                                   Six Months                           Year Ended December 31,
 Class A                                             Ended         ----------------------------------------------------------
 -------                                          June 30, 1999      1998         1997         1996        1995        1994
                                                  -------------    --------     --------     --------    --------    --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.............  $  1.00        $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                    ---------      --------     --------     --------    --------    --------
 Income from investment operations:
   Net investment income..........................     0.011          0.025        0.028        0.027       0.032       0.024
 Less distributions:
   Dividends from net investment income...........  (  0.011)      (  0.025)    (  0.028)    (  0.027)   (  0.032)   (  0.024)
                                                    ---------      --------     --------     --------    --------    --------
 Net asset value, end of period...................  $  1.00        $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                    =========      ========     ========     ========    ========    ========
 Total Return.....................................     2.19%*         2.48%        2.84%        2.76%       3.28%       2.45%
 Ratios/Supplemental Data
 Net assets, end of period (000)..................  $226,957       $209,916     $182,653     $205,947    $171,808    $105,120
 Ratios to average net assets:
   Expenses, net of fees waived...................     0.86%*         0.88%        0.82%        0.75%       0.67%       0.56%
   Net investment income..........................     2.16%*         2.43%        2.80%        2.73%       3.24%       2.40%
   Management, administration and shareholder
      servicing fees waived.......................     0.00%*         0.01%        0.05%        0.08%       0.22%       0.28%
   Expense offsets................................     0.00%*         0.00%        0.00%        0.01%       0.01%       0.00%

                                                        Six Months              Year Ended                 October 9, 1996
Class B                                                    Ended               December 31,           (Commencement of Sales) to
-------                                                June 30, 1999        1998         1997             December 31, 1996
                                                       -------------     ---------    ---------           -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.............       $   1.00        $   1.00     $   1.00                $   1.00
                                                         ---------       ---------    ---------               ---------
 Income from investment operations:
   Net investment income..........................           0.012           0.027        0.030                   0.004
 Less distributions:
   Dividends from net investment income...........       (   0.012)      (   0.027)   (   0.030)              (   0.004)
                                                         ---------       ---------    ---------               ---------
 Net asset value, end of period...................       $   1.00        $   1.00     $   1.00                $   1.00
                                                         =========       =========    =========               =========
 Total Return.....................................           2.43%*          2.76%        3.08%                   3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..................       $  47,216       $  30,190    $  15,163               $   3,436
 Ratios to average net assets:
   Expenses, net of fees waived...................           0.63%*          0.60%        0.58%                   0.56%*
   Net investment income..........................           2.44%*          2.72%        3.10%                   3.09%*
   Management administration fees waived..........           0.00%*          0.01%        0.05%                   0.06%*
   Expense offsets................................           0.00%*          0.00%        0.00%                   0.01%*
 *   Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.











                               Semi-Annual Report
                                  June 30, 1999
                                   (Unaudited)














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CA699



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